Leases - Supplemental Information of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Leases [Abstract]
Cash outflows - lease liabilities	$ 79,437	$ 73,300
Non-cash - ROU assets recorded for new and modified leases	$ 30,246	$ 22,460